Earnings per share (Details 1) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Basic
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	$ (29,126)	$ 223,825	$ 276,741
Weighted average number of common shares outstanding	742	748	757
Basic earnings per share	$ (39.25)	$ 299.23	$ 365.58